April 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Municipal Income Trust (BFK)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
April 30, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 5.0%
Alabama Corrections Institution Finance Authority, RB, 5.25%, 07/01/47	$870	$ 897,860
Black Belt Energy Gas District, RB(a)
Series B, 5.25%, 12/01/53	5,455	5,772,860
Series C, 5.50%, 10/01/54	10,000	10,682,204
Series F, 5.50%, 11/01/53	795	831,606
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54(a)	3,500	3,817,371
Southeast Energy Authority A Cooperative District, RB, Series A-1, 5.50%, 01/01/53(a)	1,345	1,425,280
		23,427,181
Arizona — 4.9%
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,335	3,532,377
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	3,400	3,174,285
Salt Verde Financial Corp., RB
5.00%, 12/01/32	8,000	8,388,621
5.00%, 12/01/37	7,460	7,751,497
		22,846,780
Arkansas — 1.1%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,665	4,256,016
AMT, Sustainability Bonds, 5.70%, 05/01/53	855	860,284
		5,116,300
California — 6.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	750	730,618
California Infrastructure & Economic Development Bank, Refunding RB, Series A, Class B, AMT, Sustainability Bonds, 9.50%, 01/01/65(a)(b)	2,330	2,240,979
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	2,970	2,913,403
City of Long Beach California Harbor Revenue, ARB, Series B, AMT, Sustainability Bonds, 5.00%, 05/15/43	2,000	2,009,005
City of Los Angeles Department of Airports, Refunding ARB
AMT, Subordinate, 5.00%, 05/15/46	2,325	2,347,059
Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	2,105	2,200,594
Riverside County Transportation Commission, RB, CAB(c)
Series B, Senior Lien, 0.00%, 06/01/41	5,000	2,224,031
Series B, Senior Lien, 0.00%, 06/01/42	6,000	2,525,638
Series B, Senior Lien, 0.00%, 06/01/43	5,000	1,964,874
San Marcos Unified School District, GO, CAB(c)
Series B, Election 2010, 0.00%, 08/01/34	3,500	2,464,249
Series B, Election 2010, 0.00%, 08/01/36	4,000	2,549,433
Tobacco Securitization Authority of Southern California, Refunding RB, 5.00%, 06/01/48	4,000	4,014,984
		28,184,867
Colorado — 0.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	835	889,370
Security	Par (000)	Value
District of Columbia — 4.8%
District of Columbia Income Tax Revenue, RB, Series A, 5.00%, 07/01/47	$2,050	$ 2,104,971
District of Columbia Tobacco Settlement Financing Corp., Refunding RB, 6.75%, 05/15/40	19,290	19,647,129
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/48	1,000	1,015,909
		22,768,009
Florida — 5.5%
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	4,760	4,762,006
Florida Development Finance Corp., RB, Series A, 5.00%, 06/15/56	210	191,451
Hillsborough County Industrial Development Authority, Refunding RB
Series C, 5.25%, 11/15/49	6,510	6,827,359
Series C, 4.13%, 11/15/51	13,000	11,766,277
Lakewood Ranch Stewardship District, SAB, 6.30%, 05/01/54	410	424,595
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(d)(e)	3,159	1,808,658
		25,780,346
Georgia — 2.0%
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	9,000	9,294,420
Illinois — 5.8%
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	5,205	5,108,482
Illinois State Toll Highway Authority, RB
Series A, 4.00%, 01/01/44	2,000	1,869,422
Series A, 5.00%, 01/01/46	1,540	1,588,135
Regional Transportation Authority, RB, Series A, 06/01/50(f)	10,000	10,197,668
State of Illinois, GO
Series A, 4.00%, 03/01/40	2,000	1,822,470
Series A, 5.50%, 03/01/47	1,275	1,316,816
Series C, 4.00%, 10/01/42	5,000	4,502,441
Series C, (BAM-TCRS), 4.25%, 10/01/45	710	660,945
		27,066,379
Indiana — 1.2%
Indiana Municipal Power Agency, Refunding RB, Series A, 5.00%, 01/01/42	5,570	5,587,541
Iowa — 0.7%
University of Iowa Facilities Corp., RB
5.00%, 06/01/47	1,890	1,958,573
5.00%, 06/01/48	1,190	1,230,159
		3,188,732
Kentucky — 3.4%
County of Warren Kentucky, RB, 5.25%, 04/01/49	3,250	3,359,527
Kentucky Public Energy Authority, RB, Series A-1, 4.00%, 08/01/52(a)	9,000	8,920,883
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Convertible, 6.75%, 07/01/43(g)	2,325	2,634,603
Kentucky State Property & Building Commission, RB, Series A, 5.50%, 11/01/42	875	957,295
		15,872,308

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts — 2.4%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/48	$4,900	$ 5,082,922
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 07/01/47	1,815	1,820,320
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	4,245	4,260,542
		11,163,784
Michigan — 3.5%
Lansing Community College, GOL, 5.00%, 05/01/44	5,070	5,153,636
Michigan Finance Authority, Refunding RB, Series MI1, 5.00%, 12/01/48	2,000	2,016,432
Michigan State Building Authority, Refunding RB
Series I, 5.00%, 10/15/45	6,300	6,303,290
Series I, 5.00%, 10/15/46	1,000	1,002,730
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	2,120	2,119,997
		16,596,085
Minnesota — 1.4%
City of Rochester Minnesota, RB, 4.00%, 11/15/48	4,000	3,707,370
Duluth Economic Development Authority, Refunding RB, Series A, 5.25%, 02/15/58	2,940	2,940,809
		6,648,179
Missouri — 0.2%
Missouri Housing Development Commission, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 5.00%, 11/01/55	785	788,883
New Hampshire — 0.3%
New Hampshire Business Finance Authority, Series 2025-1, Class A1, 4.17%, 01/20/41(a)	724	687,876
New Hampshire Business Finance Authority, RB, M/F Housing, Class B, 5.75%, 04/28/42	940	947,342
		1,635,218
New Jersey — 10.1%
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	2,035	2,035,777
New Jersey Economic Development Authority, RB
Class A, 5.25%, 11/01/47	3,415	3,524,380
Series EEE, 5.00%, 06/15/48	11,690	11,753,054
AMT, 5.38%, 01/01/43	2,285	2,285,745
New Jersey Economic Development Authority, Refunding SAB, 6.50%, 04/01/28	4,484	4,586,731
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series C, AMT, Subordinate, 5.00%, 12/01/52	2,485	2,357,314
New Jersey Transportation Trust Fund Authority, RB
5.00%, 12/15/28(h)	980	1,043,991
5.00%, 06/15/46	1,820	1,830,420
South Jersey Port Corp., ARB
Series A, 5.00%, 01/01/49	2,500	2,499,863
Series B, AMT, 5.00%, 01/01/42	4,000	3,910,214
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,140	4,114,006
Sub-Series B, 5.00%, 06/01/46	7,825	7,491,720
		47,433,215
New York — 10.5%
City of New York, GO
Series C-1, 5.25%, 09/01/50	2,565	2,698,672
Series E, 5.25%, 08/01/50	1,000	1,055,058
Series -G-1, 5.25%, 02/01/53	400	421,758
Security	Par (000)	Value
New York (continued)
Metropolitan Transportation Authority, Refunding RB
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	$3,210	$ 3,196,101
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,545	1,571,262
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series D-1, 5.25%, 11/01/48	5,000	5,250,662
New York City Transitional Finance Authority, RB, Series G-1, 5.25%, 05/01/51	5,000	5,260,251
New York Counties Tobacco Trust II, RB, 5.75%, 06/01/43	775	776,138
New York Counties Tobacco Trust IV, Refunding RB, Series A, 6.25%, 06/01/41(b)	3,100	3,099,940
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	6,395	5,651,741
New York Liberty Development Corp., Refunding RB(b)
Class 1, 5.00%, 11/15/44	6,230	6,191,289
Class 2, 5.38%, 11/15/40	1,655	1,654,937
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/44	1,610	1,635,771
New York State Thruway Authority, Refunding RB, Series O, 4.00%, 01/01/49	4,995	4,472,509
New York Transportation Development Corp., ARB
AMT, 5.63%, 04/01/40	915	948,101
Series A, AMT, 5.00%, 07/01/46	1,165	1,149,662
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	2,125	2,154,688
Port Authority of New York & New Jersey, Refunding RB, 4.00%, 09/01/39	1,110	1,070,404
Triborough Bridge & Tunnel Authority, RB, Series A, 5.25%, 12/01/47	1,060	1,121,299
		49,380,243
Ohio — 4.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	2,000	1,721,845
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FHLMC), 4.82%, 11/01/43	1,430	1,424,834
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.50%, 09/01/44	14,850	14,544,269
University of Cincinnati, Refunding RB, Series A, 5.00%, 06/01/44	1,390	1,404,027
		19,094,975
Oklahoma — 0.8%
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,735	1,737,127
Oklahoma Housing Finance Agency, RB, S/F Housing, Series D, (FHLMC, FNMA, GNMA), 4.50%, 09/01/44	2,125	1,999,972
		3,737,099
Pennsylvania — 3.5%
Allegheny County Hospital Development Authority, Refunding RB, Series A, 5.00%, 04/01/47	7,525	7,401,507
Geisinger Authority, Refunding RB, Series A-1, 5.00%, 02/15/45	4,725	4,631,441
Montgomery County Higher Education and Health Authority, Refunding RB, 5.00%, 09/01/48	715	698,146
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, (AGC), 5.25%, 11/01/48	3,790	3,914,808
		16,645,902
Puerto Rico — 5.2%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	2,810	2,896,823
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Puerto Rico (continued)
Commonwealth of Puerto Rico, GO (continued)
Series A-1, Restructured, 5.75%, 07/01/31	$2,536	$ 2,669,646
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,952	3,642,062
Series A-1, Restructured, 5.00%, 07/01/58	10,387	9,870,730
Series A-2, Restructured, 4.78%, 07/01/58	3,325	3,038,228
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	7,210	2,311,402
		24,428,891
South Carolina — 0.9%
South Carolina Jobs-Economic Development Authority, RB, Series A, 5.50%, 11/01/48	3,900	4,189,166
Tennessee — 4.4%
City of Memphis Tennessee Electric System Revenue, RB, Series A, 4.00%, 12/01/45	1,500	1,369,722
Metropolitan Government Nashville & Davidson County Health & Educational cilities Board, RB, Series A, 5.00%, 07/01/46	6,590	6,554,191
Metropolitan Government Nashville & Davidson County Sports Authority, RB, Series B, Subordinate, (AGM), 5.25%, 07/01/48	2,900	3,003,455
Tennessee Energy Acquisition Corp., Refunding RB, Series A-1, 5.00%, 05/01/53(a)	7,260	7,442,485
Tennessee Housing Development Agency, Refunding RB, S/F Housing, Series 3A, Sustainability Bonds, 6.25%, 01/01/54	2,135	2,291,441
		20,661,294
Texas — 8.6%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	845	811,652
7.88%, 11/01/62	720	729,617
City of Dallas Texas Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 10/01/46	3,550	3,580,335
City of Houston Texas Airport System Revenue, ARB, Series B, AMT, 5.50%, 07/15/39	600	600,777
County of Harris Texas Toll Road Revenue, Refunding RB, Series A, 1st Lien, 4.00%, 08/15/49	5,000	4,432,756
Dallas Fort Worth International Airport, Refunding ARB
5.25%, 11/01/48	1,770	1,850,525
Series B, 5.00%, 11/01/47	1,625	1,662,101
Fort Bend County Industrial Development Corp., RB, Series B, 4.75%, 11/01/42	470	457,070
Harris County Municipal Utility District No. 534, GO
(AGM), 5.00%, 09/01/47	1,750	1,772,236
(BAM), 5.00%, 09/01/47	1,100	1,113,977
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(c)(h)	15,200	7,175,812
North Texas Tollway Authority, Refunding RB, Series B, 5.00%, 01/01/43	3,900	3,914,523
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/54	1,300	1,349,425
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A, (GNMA), 5.75%, 03/01/54	4,725	5,058,185
Security	Par (000)	Value
Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	$2,310	$ 2,262,857
Thrall Independent School District, GO, (PSF-GTD), 5.25%, 02/15/48	3,525	3,670,646
		40,442,494
Utah — 0.7%
Black Desert Public Infrastructure District, SAB, 5.63%, 12/01/53(b)	280	272,501
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	3,085	2,989,541
		3,262,042
Washington — 0.6%
Washington Health Care Facilities Authority, RB, Series A, 5.00%, 08/15/45	3,000	2,893,935
Total Municipal Bonds — 97.8% (Cost: $456,344,607)		459,023,638
Municipal Bonds Transferred to Tender Option Bond Trusts(i)
California — 7.4%
City of Los Angeles Department of Airports, ARB
Series B, AMT, 5.00%, 05/15/46	8,800	8,661,721
Sub-Series A, AMT, 5.00%, 05/15/42	11,420	11,477,811
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/48	14,500	14,617,784
		34,757,316
Colorado — 4.7%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/43(j)	10,000	9,963,344
Denver City & County School District No. 1, GO, Series A, (SAW), 5.00%, 12/01/45	11,625	11,989,412
		21,952,756
Georgia — 2.8%
City of Atlanta Georgia Department of Aviation, ARB, Series B, AMT, 5.00%, 07/01/44	13,280	13,348,956
Illinois — 4.0%
Chicago Transit Authority Sales Tax Receipts Fund, Refunding RB, Series A, 5.00%, 12/01/49(j)	11,070	5,535,000
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/41	13,000	13,035,648
		18,570,648
Indiana — 2.6%
Indianapolis Local Public Improvement Bond Bank, Refunding RB, Series A, 5.00%, 02/01/49	11,970	12,078,194
Massachusetts — 4.7%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Sustainability Bonds, 5.00%, 06/01/50(j)	11,320	11,635,471
Commonwealth of Massachusetts, GOL, Series D, 5.00%, 09/01/51	10,000	10,228,548
		21,864,019

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust (BFK)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Michigan — 4.4%
Michigan State Hospital Finance Authority, RB, 5.00%, 11/15/47	$10,000	$ 10,263,216
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	10,000	10,401,467
		20,664,683
Nevada — 4.2%
County of Clark Nevada, GOL, Series A, 5.00%, 05/01/48	19,650	19,910,435
New Jersey — 2.2%
New Jersey Turnpike Authority, RB, Series A, 5.00%, 01/01/48	10,000	10,249,067
New York — 9.3%
Empire State Development Corp., Refunding RB, 5.00%, 03/15/47	10,535	10,754,669
New York City Municipal Water Finance Authority, RB
Series AA, 5.00%, 06/15/51(j)	11,235	12,057,651
Series DD1, 5.00%, 06/15/48	10,000	10,091,043
New York City Municipal Water Finance Authority, Refunding RB, Series DD, 5.25%, 06/15/46	10,000	10,615,621
		43,518,984
Oregon — 2.8%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	12,705	13,269,654
Pennsylvania — 2.1%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT, 5.00%, 07/01/37(j)	9,615	9,720,089
South Carolina — 3.7%
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	16,400	17,398,716
Texas — 7.0%
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	12,305	12,548,869
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, Series A, 5.00%, 02/15/47	8,000	8,015,019
Texas Water Development Board, RB, Series A, 5.25%, 10/15/51	11,775	12,349,649
		32,913,537
Washington — 4.5%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	10,975	10,935,655
State of Washington, GO, Series C, 5.00%, 02/01/47	10,000	10,309,729
		21,245,384
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 66.4% (Cost: $312,222,081)		311,462,438
Total Long-Term Investments — 164.2% (Cost: $768,566,688)		770,486,076

Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.05%(k)(l)	4,380,508	$ 4,380,946
Total Short-Term Securities — 0.9% (Cost: $4,380,906)		4,380,946
Total Investments — 165.1% (Cost: $772,947,594)		774,867,022
Other Assets Less Liabilities — 1.1%		5,190,015
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (33.4)%		(156,609,920)
VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.8)%		(154,100,000)
Net Assets Applicable to Common Shares — 100.0%		$ 469,347,117

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	When-issued security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2026 to December 15, 2032, is $27,992,967.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust (BFK)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 2,742,564	$ 1,638,368 (a)	$ —	$ 14	$ —	$ 4,380,946	4,380,508	$ 104,963	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 459,023,638	$ —	$ 459,023,638
Municipal Bonds Transferred to Tender Option Bond Trusts	—	311,462,438	—	311,462,438
Short-Term Securities
Money Market Funds	4,380,946	—	—	4,380,946
	$4,380,946	$770,486,076	$—	$774,867,022
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(155,109,978)	$—	$(155,109,978)
VMTP Shares at Liquidation Value	—	(154,100,000)	—	(154,100,000)
	$—	$(309,209,978)	$—	$(309,209,978)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
Portfolio Abbreviation (continued)
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds

Schedule of Investments (unaudited)(continued)
April 30, 2025
BlackRock Municipal Income Trust (BFK)

Portfolio Abbreviation (continued)
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	GTD Guaranteed
M/F	Multi-Family
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
Schedule of Investments